Equity-Accounted Investees - Ownership and Carrying Amount (Details) - EUR (€) € in Thousands						1 Months Ended	12 Months Ended
	Jul. 29, 2021	Mar. 30, 2020	Oct. 22, 2018	Jul. 05, 2017	Jan. 12, 2017	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity-Accounted investees
Carrying value							€ 1,999,776	€ 1,869,020	€ 114,472	€ 226,905
Total equity accounted investees with similar activity to that of the Group.
Equity-Accounted investees
Carrying value							€ 1,994,707	€ 1,847,360	60,289	147,289
Access Biologicals
Equity-Accounted investees
Ownership interest (as a percent)					49.00%		49.00%	49.00%
Carrying value							€ 53,264	€ 46,782
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted investees
Ownership interest (as a percent)		26.20%				26.20%	26.20%	26.20%
Carrying value							€ 1,909,596	€ 1,800,578
Grifols Egypt Plasma Derivatives [Member]
Equity-Accounted investees
Ownership interest (as a percent)	49.00%						49.00%	0.00%
Carrying value							€ 31,847
Total of the rest of equity accounted investees [Member]
Equity-Accounted investees
Carrying value							€ 5,069	€ 21,660	54,183	79,616
Albajuna Therapeutics, S.L.
Equity-Accounted investees
Ownership interest (as a percent)							49.00%	49.00%
Carrying value							€ 1,910	€ 3,378
GigaGen Inc.
Equity-Accounted investees
Ownership interest (as a percent)				43.96%			100.00%	43.96%
Carrying value								€ 15,677	23,997	28,363
Mecwins, S.A
Equity-Accounted investees
Ownership interest (as a percent)			24.99%				24.99%	24.99%
Carrying value							€ 3,159	€ 2,605	€ 2,338	€ 2,555